Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets

Condensed Balance Sheets

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets:
Cash and cash equivalents	23,270	17,179	2,499
Amounts due from related parties	1,243,251	20,701	3,011
Prepayments and other current assets	1,642	54,847	7,977
Total current assets	1,268,163	92,727	13,487
Non-current assets:
Investments in subsidiaries and VIEs	6,977,051	8,891,882	1,293,271
Total non-current assets	6,977,051	8,891,882	1,293,271
Total assets	8,245,214	8,984,609	1,306,758
LIABILITIES
Current liabilities:
Amounts due to related parties	135,490	2,046,971	297,720
Accruals and other liabilities	55,027	913	134
Total current liabilities	190,517	2,047,884	297,854
Deferred revenue	—	99,684	14,498
Total non-current liabilities	—	99,684	14,498
Total liabilities	190,517	2,147,568	312,352
MEZZANINE EQUITY
Series A-1 and A-2 convertible redeemable preferred shares	5,011,731	—	—
Series A-3 convertible redeemable preferred shares	427,129	—	—
Series B convertible redeemable preferred shares	2,294,980	—	—
Series C convertible redeemable preferred shares	4,454,596	—	—
Series D convertible redeemable preferred shares	7,547,760	—	—
Receivable from a holder of Series D convertible redeemable preferred shares	(78,410)	—	—
Total mezzanine equity	19,657,786	—	—
SHAREHOLDERS’ (DEFICIT)/EQUITY
Ordinary shares	60	—	—
Class A Ordinary Shares	—	1,329	193
Class B Ordinary Shares	—	226	33
Class C Ordinary Shares	—	254	37
Treasury shares	(9,186)	(9,186)	(1,336)
Additional paid in capital	131,907	41,918,936	6,096,856
Accumulated other comprehensive income/(loss)	(13,922)	(34,708)	(5,048)
Accumulated deficit	(11,711,948)	(35,039,810)	(5,096,329)
Total shareholders’ (deficit)/equity	(11,603,089)	6,837,041	994,406
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	8,245,214	8,984,609	1,306,758

Schedule of condensed statements of comprehensive loss

Condensed Statements of Comprehensive Loss

	For the Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
Selling, general and administrative	(24,684)	(52,518)	(178,479)	(25,959)
Total operating expenses	(24,684)	(52,518)	(178,479)	(25,959)
Loss from operations	(24,684)	(52,518)	(178,479)	(25,959)
Interest income	24,309	2,391	7,692	1,119
Interest expense	—	(12,389)	—	—
Equity in loss of subsidiaries and VIEs	(2,539,323)	(4,924,897)	(9,432,640)	(1,371,921)
Investment income	2,670	3,498	—	—
Other loss, net	712	(819)	6,153	895
Loss before income tax expense	(2,536,316)	(4,984,734)	(9,597,274)	(1,395,866)
Income tax expense	—	—	—	—
Net loss	(2,536,316)	(4,984,734)	(9,597,274)	(1,395,866)
Accretion on convertible redeemable preferred shares to redemption value	(981,233)	(2,576,935)	(13,667,291)	(1,987,825)
Accretion on redeemable non-controlling interests to redemption value	—	—	(63,297)	(9,206)
Net loss attributable to ordinary shareholders of NIO Inc.	(3,517,549)	(7,561,669)	(23,327,862)	(3,392,897)

Schedule of condensed statements of cash flows

Condensed Statements of Cash Flows

	For The Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				Note 2(e)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	(2,540,639)	(4,920,905)	3,917,654	569,799
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of trading securities	3,118,559	1,340,911	—	—
Purchase of held for trading securities	(2,346,261)	(1,337,413)	—	—
Acquisitions of equity investees	(669,433)	(6,223,178)	(11,693,144)	(1,700,697)
Net cash used in investing activities	102,865	(6,219,680)	(11,693,144)	(1,700,697)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	—	6,207	42,251	6,145
Repurchase of restricted shares	—	—	(7,490)	(1,089)
Proceeds from issuance of convertible promissory note	—	312,624	—	—
Repayment of convertible promissory note	—	(325,013)	—	—
Repayment of non-recourse loan	—	—	82,863	12,052
Proceeds from issuance of ordinary shares, net of issuance costs	—	—	7,566,470	1,100,497
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	2,260,444	11,093,377	78,651	11,439
Net cash provided by financing activities	2,260,444	11,087,195	7,762,745	1,129,044
Effects of exchange rate changes on cash and cash equivalents	(7,323)	(3,031)	6,654	969
NET DECREASE IN CASH AND CASH EQUIVALENTS	(184,653)	(56,421)	(6,091)	(885)
Cash and cash equivalents at beginning of the year	264,344	79,691	23,270	3,384
Cash and cash equivalents at end of the year	79,691	23,270	17,179	2,499